Expense Example	Jun. 25, 2026 USD ($)
SoFi Select 500 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	47
Expense Example, with Redemption, 5 Years	93
Expense Example, with Redemption, 10 Years	229
SoFi Social 50 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
SoFi Enhanced Yield ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810